FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	6 Months Ended
Jun. 30, 2025
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [abstract]
FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
NOTE 7 – FAIR VALUE MEASUREMENT OF WARRANTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Warrants
in USD thousands

Balance as of December 31, 2024	1,691
Changes during 2025:
Issuances	10,465
Day One loss	(1,383)
Recognition of Day One loss within profit or loss	163
Changes in fair value through profit and loss	(6,573)
Balance as of June 30, 2025	4,360